RELATED PARTY TRANSACTIONS (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 CAD ($) Warrants $ / shares shares	Dec. 31, 2017 CAD ($) Warrants shares
Warrants
Disclosure of transactions between related parties [line items]
Warrant exercise price | $ / shares	$ 0.27
Number of warrant exercised | shares	4,077,687
Gross proceeds from warrant exercised	$ 1,100,975
Emerald Health Sciences Inc. ("Sciences")
Disclosure of transactions between related parties [line items]
Related party transactions services fees	4,200,000	$ 1,871,521
Related party transactions as invoices paid on behalf of company	134,676	303,099
Amount payable to related party	502,194	125,486
Amount receivable from related party	$ 31,421	$ 3,161
Number of common shares issued and outstanding | shares	43,234,242	45,156,555
Number of common share purchase warrants held | Warrants	4,411,764	8,489,451
Percentage of share held under related party transactions	31.00%	42.00%
Pure Sunfarms
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 1,942,329	$ 324,674
Amount payable for inventory in subsequent to December 31, 2018	1,287,082
Receivables due from joint ventures	$ 13,000,000